UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.4%
$ 170	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 159,229
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,170	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	6/12 at 100.00	BBB	1,168,736
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
4,045	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,523,028
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
5,385	Total Consumer Staples			3,850,993
	Education and Civic Organizations – 9.5%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	3,179,310
	2008A, 5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	42,748
	2005A, 5.000%, 10/01/35
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,013,900
	2002A, 5.500%, 10/01/32
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	36,278
45	5.000%, 11/01/25	11/15 at 100.00	A2	45,610
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,053,250
	Institutes, Series 2001, 5.500%, 10/01/19
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	936,200
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
8,125	Total Education and Civic Organizations			8,307,296
	Health Care – 12 1%
110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	100,822
	Series 2006, 5.000%, 4/01/37
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,413,524
	5.250%, 11/15/46 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,008,260
	LLC, Series 2001A, 5.550%, 8/01/31
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	1,598,085
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	5/10 at 102.00	A	1,461,000
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	531,239
	Series 2001C, 5.250%, 8/01/31
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	6/10 at 100.00	BBB+	1,880,545
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	593,163
	2008A, 8.250%, 12/01/38
10,625	Total Health Care			10,586,638
	Housing/Multifamily – 0.9%
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	751,388
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
	Housing/Single Family – 0.1%
115	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	119,221
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.7%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	1,008,078
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	485,940
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
1,515	Total Industrials			1,494,018
	Long-Term Care – 2.6%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,482,735
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	821,040
	Project, Series 2007, 5.250%, 12/01/27
2,500	Total Long-Term Care			2,303,775
	Tax Obligation/General – 23.6%
750	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A	759,660
1,650	California, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A	1,593,620
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa3	1,045,480
	2002A, 5.000%, 8/01/21 – FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	A	3,520,887
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	A	1,266,720
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	A	1,669,174
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	A	1,567,703
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa2	740,361
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa2	730,760
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	103,138
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	3,289,810
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	1,681,785
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AAA	2,679,219
	2005A, 5.000%, 9/01/26 – FSA Insured
24,000	Total Tax Obligation/General			20,648,317
	Tax Obligation/Limited – 18.7%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB–	990,210
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	A	3,872,152
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	1,003,020
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A–	1,525,575
	2009I-1, 6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	114,936
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	313,639
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	916,060
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	48,302
130	5.125%, 9/01/36	9/16 at 100.00	N/R	107,341
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	187,959
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,150,253
	Ranch, Series 2004A, 5.625%, 8/15/34

105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	92,828
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	128,608
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	640,852
	5.400%, 11/01/20 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,150,810
	6/01/21 – NPFG Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R	206,386
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	A	1,003,790
	5.000%, 4/01/25 – NPFG Insured
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	937,520
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
16,245	Total Tax Obligation/Limited			16,390,241
	Transportation – 5.8%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	956,743
	1995A, 5.000%, 1/01/35
3,500	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	3,660,160
	8/01/17 – AMBAC Insured (Alternative Minimum Tax)
445	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/11 at 100.00	A1	430,627
	Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)
5,095	Total Transportation			5,047,530
	U.S. Guaranteed – 13.3% (4)
400	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	8/12 at 100.00	AA (4)	443,792
	Bonds, Series 2002A, 5.000%, 8/01/26 (Pre-refunded 8/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,750	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,970,588
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,223,240
2,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/11 at 100.00	A2 (4)	2,713,775
	2002, 5.250%, 11/01/21 (Pre-refunded 11/01/11)
800	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	926,936
2,000	North Orange County Community College District, California, General Obligation Bonds, Series	8/12 at 101.00	AA (4)	2,229,280
	2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – MBIA Insured
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded	11/12 at 100.00	A (4)	1,124,440
	11/01/12) – FGIC Insured
10,450	Total U.S. Guaranteed			11,632,051
	Utilities – 5.5%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	614,098
	2007A, 5.500%, 11/15/37
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	212,990
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	3,244,744
	System Projects, Series 2008A, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	189,965
	9/01/31 – SYNCORA GTY Insured
535	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%,	No Opt. Call	A1	555,517
	1/01/12 – NPFG Insured
9,195	Total Utilities			4,817,314
	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	147,192
	5.000%, 4/01/36 – NPFG Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	256,050
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	825,289
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24

1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	947,500
	Project, Series 2003, 5.625%, 7/01/43
2,225	Total Water and Sewer			2,176,031
$ 96,225	Total Investments (cost $87,354,536) – 100.7%			88,124,813
	Floating Rate Obligations – (1.8)%			(1,540,000)
	Other Assets Less Liabilities – 1.1%			899,262
	Net Assets – 100%			$ 87,484,075

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$88,124,813	$ —	$88,124,813

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $85,808,846.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,922,888
Depreciation	(2,150,748)
Net unrealized appreciation (depreciation) of investments	$ 772,140

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s“) or Moody’s Investor Service,
Inc. (“Moody’s“) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010